Provisions - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 28, 2021	Mar. 29, 2020
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	$ 37.0	$ 22.8
Additional provisions recognized	25.2	31.0
Reductions resulting from settlement	(12.6)	(17.2)
Release of provisions	(3.0)
Other	(1.0)	0.4
Provisions, closing balance	45.6	37.0
Disclosure of nature of provisions [Abstract]
Current provisions			$ 20.0	$ 15.6
Non-current provisions			25.6	21.4
Provisions	45.6	37.0	45.6	37.0
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	19.4	12.3
Additional provisions recognized	13.2	14.5
Reductions resulting from settlement	(6.2)	(7.4)
Release of provisions	0.0
Other	0.0	0.0
Provisions, closing balance	26.4	19.4
Disclosure of nature of provisions [Abstract]
Provisions	26.4	19.4	26.4	19.4
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	10.7	5.0
Additional provisions recognized	8.5	15.2
Reductions resulting from settlement	(4.7)	(9.8)
Release of provisions	0.0
Other	(0.8)	0.3
Provisions, closing balance	13.7	10.7
Disclosure of nature of provisions [Abstract]
Provisions	13.7	10.7	13.7	10.7
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	3.9	2.5
Additional provisions recognized	1.8	1.3
Reductions resulting from settlement	0.0	0.0
Release of provisions	0.0
Other	(0.2)	0.1
Provisions, closing balance	5.5	3.9
Disclosure of nature of provisions [Abstract]
Provisions	5.5	3.9	5.5	3.9
Others
Reconciliation of changes in other provisions [abstract]
Provisions, opening balance	3.0	3.0
Additional provisions recognized	1.7	0.0
Reductions resulting from settlement	(1.7)	0.0
Release of provisions	(3.0)
Other	0.0	0.0
Provisions, closing balance	0.0	3.0
Disclosure of nature of provisions [Abstract]
Provisions	$ 0.0	$ 3.0	$ 0.0	$ 3.0